UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             100

Form 13F Information Table Value Total:  $       105450
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        4    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      325    10637 SH       Sole                                      10637
American Tower Corporation     COM              029912201      494     9545 SH       Sole                                       9545
Apple Inc.                     COM              037833100      532     1529 SH       Sole                                       1529
BHP Billiton Plc ADR           COM              05545E209      278     3504 SH       Sole                                       3504
Baidu Com Inc Spon ADR Rep A   COM              056752108      255     1851 SH       Sole                                       1851
Berkshire Hathaway Inc. Class  COM              084670702      296     3543 SH       Sole                                       3543
Blackrock 2001 Term Trust      COM              09247X101      369     1839 SH       Sole                                       1839
Boeing Company                 COM              097023105      950    12850 SH       Sole                                      12850
BorgWarner Inc.                COM              099724106      257     3236 SH       Sole                                       3236
Capstone Turbine Corp          COM              14067D102       27    15000 SH       Sole                                      15000
Caterpillar Inc.               COM              149123101     1688    15164 SH       Sole                                      15164
Chevron Corporation            COM              166764100     1812    16858 SH       Sole                                      16858
Citigroup, Inc.                COM              172967101       57    12998 SH       Sole                                      12998
Coca-Cola Company              COM              191216100      464     7000 SH       Sole                                       7000
ConocoPhillips                 COM              20825C104      519     6506 SH       Sole                                       6506
Cummins Inc.                   COM              231021106      279     2549 SH       Sole                                       2549
Deere & Company                COM              244199105      459     4746 SH       Sole                                       4746
Discovery Communications, Inc. COM              25470F302      226     6438 SH       Sole                                       6438
EOG Resources, Inc.            COM              26875P101      226     1915 SH       Sole                                       1915
Eastbridge Invt Gp             COM              276050101     1958 17026535 SH       Sole                                   17026535
Exxon Mobil Corporation        COM              30231G102     1609    19135 SH       Sole                                      19135
First Trust BICK Index         COM              3373H1073      365    10878 SH       Sole                                      10878
General Electric Company       COM              369604103      253    12634 SH       Sole                                      12634
Goldman Sachs Group, Inc.      COM              38141G104      399     2521 SH       Sole                                       2521
Halliburton Company            COM              406216101      461     9259 SH       Sole                                       9259
Hewlett-Packard Company        COM              428236103      509    12443 SH       Sole                                      12443
Home Depot, Inc.               COM              437076102      389    10500 SH       Sole                                      10500
Honeywell International Incorp COM              438516106     1387    23242 SH       Sole                                      23242
ITC Hldgs Corp Com             COM              465685105      200     2871 SH       Sole                                       2871
Intel Corporation              COM              458140100      539    26736 SH       Sole                                      26736
International Business Machine COM              459200101     1113     6827 SH       Sole                                       6827
International Flavors & Fragra COM              459506101      216     3478 SH       Sole                                       3478
Ishares Inc Msci S Korea       COM              464286772      588     9151 SH       Sole                                       9151
J.B. Hunt Transport Services,  COM              445658107      364     8034 SH       Sole                                       8034
JPMorgan Chase & Co.           COM              46625H100      754    16372 SH       Sole                                      16372
Johnson & Johnson              COM              478160104      602    10174 SH       Sole                                      10174
MSCI Inc.                      COM              55354G100      255     6934 SH       Sole                                       6934
McDonald's Corporation         COM              580135101      552     7257 SH       Sole                                       7257
McKesson Corporation           COM              58155Q103      474     6007 SH       Sole                                       6007
Melco Pbl Entmnt Ltd ADR       COM              585464100       76    10000 SH       Sole                                      10000
Merck & Company Inc.           COM              58933y105      218     6615 SH       Sole                                       6615
Microsoft Corporation          COM              594918104      626    24690 SH       Sole                                      24690
Monsanto Company               COM              61166W101      349     4843 SH       Sole                                       4843
Motorola Solutions             COM              620076307      326     7307 SH       Sole                                       7307
NIKE, Inc. Class B             COM              654106103      320     4240 SH       Sole                                       4240
NextEra Energy, Inc            COM              65339F101      250     4549 SH       Sole                                       4549
Oracle Corporation             COM              68389X105      650    19464 SH       Sole                                      19464
PIMCO 15+ Year US TIPS Index E COM              72201R103      437     8047 SH       Sole                                       8047
Pall Corporation               COM              696429307      275     4789 SH       Sole                                       4789
PepsiCo                        COM              713448108      348     5411 SH       Sole                                       5411
Pfizer Inc.                    COM              717081103      276    13601 SH       Sole                                      13601
Philip Morris International In COM              718172109      220     3365 SH       Sole                                       3365
PowerShares Db Cmdty Unit Ben  COM              73935S105      451    14800 SH       Sole                                      14800
Praxair, Inc.                  COM              74005P104      316     3116 SH       Sole                                       3116
Raytheon Company               COM              755111507      247     4874 SH       Sole                                       4874
SPDR S&P Emerging Markets Smal COM              78463X756      263     4884 SH       Sole                                       4884
Schlumberger Limited           COM              806857108      661     7091 SH       Sole                                       7091
Sirius XM Radio Inc.           COM              82967N108       62    38125 SH       Sole                                      38125
Southwest Airlines Co.         COM              844741108      141    11221 SH       Sole                                      11221
Spdr Gold Trust Gold Shs       COM              78463V107      661     4730 SH       Sole                                       4730
Suncor Energy Inc.             COM              867229106      268     5984 SH       Sole                                       5984
Teekay Shipping Marshall Isl   COM              Y8564W103      328     8907 SH       Sole                                       8907
Texas Instruments Incorporated COM              882508104      208     6040 SH       Sole                                       6040
Trueblue Inc.                  COM              89785X101      254    15187 SH       Sole                                      15187
United Parcel Service Incorpor COM              911312106      545     7343 SH       Sole                                       7343
Vanguard REIT ETF              COM              922908553     1188    20323 SH       Sole                                      20323
Vanguard Total Stock Market VI COM              922908769     2094    30488 SH       Sole                                      30488
Verisk Analytics Inc. Cl A     COM              92345Y106      244     7469 SH       Sole                                       7469
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      123    41132 SH       Sole                                      41132
Walgreen Company               COM              931422109      389     9705 SH       Sole                                       9705
Walt Disney Company            COM              254687106      235     5474 SH       Sole                                       5474
eBay Inc.                      COM              278642103      271     8741 SH       Sole                                       8741
iShares COMEX Gold Trust       COM              464285105      473    33801 SH       Sole                                      33801
Artisan Mid Cap Value Fund     COM              04314H709    11850   535236 SH       Sole                                     535236
Eaton Vance Large Cap Value Fu COM              277905808      393    20990 SH       Sole                                      20990
Fairholme Fund                 COM              304871106    11295   324957 SH       Sole                                     324957
Powershares Qqq Trust, Series  COM              73935A104      954    16612 SH       Sole                                      16612
SPDR S&P 500                   COM              78462F103      544     4106 SH       Sole                                       4106
SPDR S&P Dividend ETF          COM              78464A763     1219    22526 SH       Sole                                      22526
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     1226   115833 SH       Sole                                     115833
Vanguard Specialized Div App E COM              921908844      879    15839 SH       Sole                                      15839
Yacktman Fund                  COM              984281105     9333   533370 SH       Sole                                     533370
iShares Russell 1000 Growth In COM              464287614     2149    35550 SH       Sole                                      35550
iShares Russell 1000 Value Ind COM              464287598     1190    17334 SH       Sole                                      17334
iShares Russell 2000 Index     COM              464287655      651     7737 SH       Sole                                       7737
iShares S&P 500 Index          COM              464287200      901     6776 SH       Sole                                       6776
iShares S&P MidCap 400 Index   COM              464287507      627     6352 SH       Sole                                       6352
Blackrock Glb Allo Fd Instl Cl COM              09251T509     6928   343156 SH       Sole                                     343156
Blackrock Global Allocation Cl COM              09251T103     4192   208673 SH       Sole                                     208673
Columbia Acorn International F COM              197199813     4215   101708 SH       Sole                                     101708
MSCI Pacific ex-Japan Index Fu COM              464286665      876    18133 SH       Sole                                      18133
Vanguard Intl Eqty Idx Allwrld COM              922042775     5010   101599 SH       Sole                                     101599
Vanguard Intl Eqty Idx Ftse Sm COM              922042718     1405    13793 SH       Sole                                      13793
iShares MSCI AC Asia Ex Japan  COM              464288182      865    13743 SH       Sole                                      13743
iShares MSCI Emerging Markets  COM              464287234     1124    23110 SH       Sole                                      23110
iShares MSCI German Index Fund COM              464286806      332    12817 SH       Sole                                      12817
iShares MSCI Hong Kong Index F COM              464286871      534    28210 SH       Sole                                      28210
Nuveen Qty Pfd Inc Fd2         PFD              67072C105      135    16351 SH       Sole                                      16351
Allied Capital Corporation     COM              01903Q108      326     6396 SH       Sole                                       6396